Segments - Summary of Group's Breakdown of Net Revenues by Type of Good or Service and Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segments
Net revenues	$ 32,806	$ 36,051	$ 46,571
Cost of revenues	(16,059)	(16,970)	(22,605)
Gross profit/(loss)	16,747	19,081	23,966
Discontinued operations
Segments
Net revenues		97,166	122,509
Cost of revenues		(81,405)	(150,607)
Gross profit/(loss)		15,761	(28,098)
Continuing and discontinued operations
Segments
Net revenues		133,217	169,080
Cost of revenues		(98,375)	(173,212)
Gross profit/(loss)		34,842	(4,132)
Marketing solutions
Segments
Net revenues	23,528	27,036	34,452
Gross profit/(loss)	9,932	12,712	14,079
Marketing solutions | Discontinued operations
Segments
Net revenues		59,445	71,504
Gross profit/(loss)		6,654	(46,263)
Marketing solutions | Continuing and discontinued operations
Segments
Net revenues		86,481	105,956
Gross profit/(loss)		19,366	(32,184)
Marketing solutions | Sales agent
Segments
Net revenues	1,201	1,818	2,549
Gross profit/(loss)	1,201	1,818	2,549
Marketing solutions | Sales agent | Continuing and discontinued operations
Segments
Net revenues		1,818	2,549
Gross profit/(loss)		1,818	2,549
Marketing solutions | Cost-plus
Segments
Net revenues	2,886	2,619	5,077
Gross profit/(loss)	2,886	2,619	5,077
Marketing solutions | Cost-plus | Discontinued operations
Segments
Net revenues		2,142	3,832
Gross profit/(loss)		2,142	3,832
Marketing solutions | Cost-plus | Continuing and discontinued operations
Segments
Net revenues		4,761	8,909
Gross profit/(loss)		4,761	8,909
Marketing solutions | Specified actions
Segments
Net revenues	19,441	22,599	26,826
Cost of revenues	(13,596)	(14,324)	(20,373)
Gross profit/(loss)	5,845	8,275	6,453
Marketing solutions | Specified actions | Discontinued operations
Segments
Net revenues		57,303	67,672
Cost of revenues		(52,791)	(117,767)
Gross profit/(loss)		4,512	(50,095)
Marketing solutions | Specified actions | Continuing and discontinued operations
Segments
Net revenues		79,902	94,498
Cost of revenues		(67,115)	(138,140)
Gross profit/(loss)		12,787	(43,642)
Enterprise solutions | SaaS products and services
Segments
Net revenues	9,278	9,015	12,119
Cost of revenues	(2,463)	(2,646)	(2,232)
Gross profit/(loss)	$ 6,815	6,369	9,887
Enterprise solutions | SaaS products and services | Discontinued operations
Segments
Net revenues		37,721	51,005
Cost of revenues		(28,614)	(32,840)
Gross profit/(loss)		9,107	18,165
Enterprise solutions | SaaS products and services | Continuing and discontinued operations
Segments
Net revenues		46,736	63,124
Cost of revenues		(31,260)	(35,072)
Gross profit/(loss)		$ 15,476	$ 28,052